Commitments and Related Party Transactions - Summary of Payment to Key Management and Directors (Detail) - Key management and executive director [member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018
Disclosure of transactions between related parties [line items]
Management fees	$ 838	$ 943	$ 1,112
Legal fees	23	3	64
Directors fees	72	82	86
Total	$ 933	$ 1,028	$ 1,262